T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND
August 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 9.1%
U. S. GOVERNMENT OBLIGATIONS 9.1%
Government National Mortgage Assn.
3.00%, 6/20/32 - 5/20/50	40,393	42,024
3.50%, 9/20/49 - 2/20/50	8,644	9,360
4.50%, 10/20/39 - 11/20/46	2,236	2,486
5.00%, 8/20/47 - 12/20/48	7,587	8,286
5.50%, 3/20/49	206	226
6.00%, 8/20/34 - 5/20/38	236	271
6.50%, 5/15/24 - 1/1/32	5	5
8.00%, 7/15/25	1	1
8.50%, 4/15/23	1	1
Government National Mortgage Assn. , CMO, 2.50%, 1/20/50	3,895	4,108
Government National Mortgage Assn. , CMO, ARM
1M USD LIBOR + 0.40%, 0.558%, 6/20/49	1,152	1,152
1M USD LIBOR + 0.43%, 0.588%, 9/20/49	1,175	1,176
1M USD LIBOR + 0.45%, 0.608%, 8/20/49 - 3/20/50	40,369	40,403
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $109,064)		109,499

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 87.6%
U. S. TREASURY OBLIGATIONS 87.6%
U. S. Treasury Notes, 0.25%, 5/31/25	29,000	28,991
U. S. Treasury Notes, 0.25%, 6/30/25	36,300	36,266
U. S. Treasury Notes, 0.25%, 7/31/25	37,400	37,359
U. S. Treasury Notes, 0.25%, 8/31/25	12,000	11,987
U. S. Treasury Notes, 0.375%, 4/30/25	45,000	45,239
U. S. Treasury Notes, 0.50%, 4/30/27	23,000	23,054
U. S. Treasury Notes, 0.625%, 5/15/30	53,900	53,521

The accompanying  notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 0.625%, 8/15/30	7,200	7,139
U. S. Treasury Notes, 1.125%, 2/28/25	22,000	22,870
U. S. Treasury Notes, 1.125%, 2/28/27	16,400	17,112
U. S. Treasury Notes, 1.25%, 8/31/24	21,800	22,696
U. S. Treasury Notes, 1.375%, 1/31/25	18,100	18,999
U. S. Treasury Notes, 1.50%, 9/30/24	7,950	8,362
U. S. Treasury Notes, 1.50%, 10/31/24	23,250	24,474
U. S. Treasury Notes, 1.50%, 8/15/26	20,870	22,230
U. S. Treasury Notes, 1.50%, 1/31/27	4,800	5,123
U. S. Treasury Notes, 1.50%, 2/15/30	30,300	32,596
U. S. Treasury Notes, 1.625%, 2/15/26	10,900	11,658
U. S. Treasury Notes, 1.625%, 5/15/26	15,000	16,069
U. S. Treasury Notes, 1.625%, 9/30/26	6,300	6,763
U. S. Treasury Notes, 1.625%, 10/31/26	7,700	8,268
U. S. Treasury Notes, 1.625%, 11/30/26	7,700	8,271
U. S. Treasury Notes, 1.75%, 6/30/24	14,700	15,564
U. S. Treasury Notes, 1.75%, 7/31/24	14,300	15,158
U. S. Treasury Notes, 1.75%, 12/31/24	24,300	25,883
U. S. Treasury Notes, 1.75%, 12/31/26	7,600	8,227
U. S. Treasury Notes, 1.75%, 11/15/29	24,300	26,684
U. S. Treasury Notes, 1.875%, 6/30/26	10,000	10,867
U. S. Treasury Notes, 1.875%, 7/31/26	10,215	11,107
U. S. Treasury Notes, 2.00%, 4/30/24	18,400	19,613
U. S. Treasury Notes, 2.00%, 6/30/24	1,225	1,309
U. S. Treasury Notes, 2.00%, 2/15/25	23,500	25,325
U. S. Treasury Notes, 2.00%, 8/15/25	20,100	21,796
U. S. Treasury Notes, 2.125%, 3/31/24	9,000	9,622
U. S. Treasury Notes, 2.125%, 7/31/24	5,400	5,803
U. S. Treasury Notes, 2.125%, 5/15/25	21,575	23,453
U. S. Treasury Notes, 2.125%, 5/31/26	10,000	11,002
U. S. Treasury Notes, 2.25%, 4/30/24	11,275	12,121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 2.25%, 10/31/24	4,000	4,335
U. S. Treasury Notes, 2.25%, 11/15/24	5,685	6,166
U. S. Treasury Notes, 2.25%, 11/15/25	25,650	28,227
U. S. Treasury Notes, 2.25%, 3/31/26	6,000	6,632
U. S. Treasury Notes, 2.25%, 2/15/27	26,565	29,624
U. S. Treasury Notes, 2.25%, 8/15/27	13,395	15,011
U. S. Treasury Notes, 2.25%, 11/15/27	12,290	13,807
U. S. Treasury Notes, 2.375%, 2/29/24	10,000	10,764
U. S. Treasury Notes, 2.375%, 8/15/24	9,020	9,790
U. S. Treasury Notes, 2.375%, 4/30/26	9,000	10,021
U. S. Treasury Notes, 2.375%, 5/15/27	11,690	13,166
U. S. Treasury Notes, 2.375%, 5/15/29	3,994	4,586
U. S. Treasury Notes, 2.50%, 5/15/24	25,275	27,423
U. S. Treasury Notes, 2.50%, 2/28/26	7,400	8,274
U. S. Treasury Notes, 2.625%, 3/31/25	5,300	5,871
U. S. Treasury Notes, 2.625%, 12/31/25	6,400	7,180
U. S. Treasury Notes, 2.625%, 1/31/26	5,000	5,617
U. S. Treasury Notes, 2.625%, 2/15/29	21,860	25,487
U. S. Treasury Notes, 2.75%, 6/30/25	3,000	3,357
U. S. Treasury Notes, 2.75%, 8/31/25	2,500	2,806
U. S. Treasury Notes, 2.75%, 2/15/28	5,755	6,690
U. S. Treasury Notes, 2.875%, 5/31/25	5,000	5,616
U. S. Treasury Notes, 2.875%, 7/31/25	3,000	3,380
U. S. Treasury Notes, 2.875%, 11/30/25	6,000	6,802
U. S. Treasury Notes, 2.875%, 5/15/28	14,400	16,925
U. S. Treasury Notes, 2.875%, 8/15/28	21,100	24,878
U. S. Treasury Notes, 3.00%, 9/30/25	6,800	7,729
U. S. Treasury Notes, 3.125%, 11/15/28 (1)	26,900	32,360
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$1,007,493)		1,055,105

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

		Par/Shares	$ Value
(Amounts in 000s)

SHORT-TERM INVESTMENTS 0.8%

MONEY MARKET FUNDS 0.8%

T. Rowe Price Treasury Reserve Fund, 0.14% (2)(3)		9,648	9,648

Total Short-Term Investments (Cost $9,648)			9,648

Total Investments in Securities 97.5%
(Cost $1,126,205)			$1,174,252

Other Assets Less Liabilities 2.5%			30,020

Net Assets 100.0%			$1,204,272

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless
	otherwise noted.
(1)	At August 31, 2020, all or a portion of this security is pledged as collateral
	and/or margin deposit to cover future funding obligations.
(2)	Affiliated Companies
(3)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
	The rates for certain ARMs are not based on a published reference rate and
	spread but may be determined using a formula based on the rates of the
	underlying loans.
CMO	Collateralized Mortgage Obligation

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 5 U. S. Treasury Long Bond contracts	12/20	(879)	$10
Long, 1,899 U. S. Treasury Notes five year contracts	12/20	239,333	220
Short, 478 U. S. Treasury Notes ten year contracts	12/20	(66,561)	97
Short, 623 U. S. Treasury Notes two year contracts	12/20	(137,649)	(25)
Long, 4 Ultra U. S. Treasury Bonds contracts	12/20	884	(10)
Long, 449 Ultra U.S. Treasury Notes ten year
contracts	12/20	71,587	(71)
Net payments (receipts) of variation margin to date			16

Variation margin receivable (payable) on open futures contracts			$237

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$8	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/20	Cost	Cost	8/31/20
T. Rowe Price Treasury
Reserve Fund	$61,070	¤	¤	$9,648	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $8 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $9,648.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Treasury Intermediate Index Fund (the fund), formerly the T. Rowe Price U.S. Treasury
Intermediate Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE U.S. TREASURY INTERMEDIATE INDEX FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$ 1,164,604	$ —	$ 1,164,604
Short-Term Investments	9,648	—	—	9,648
Total Securities	9,648	1,164,604	—	1,174,252
Futures Contracts	237	—	—	237
Total	$9,885	$ 1,164,604	$ —	$ 1,174,489

[1] Includes U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed) .